INCOME TAXES - Schedule of Components of Deferred Income Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ 0	$ 0
Unused tax losses for which no deferred tax asset recognised	262,671,000	145,392,000
Unused tax credits for which no deferred tax asset recognised	16,437,000	10,371,000
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	2,138,000	(16,438,000)
Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(24,258,000)	(16,202,000)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(46,162,000)	(37,151,000)
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	23,681,000	16,051,000
Non-capital losses carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	36,632,000	50,100,000
Unused tax losses for which no deferred tax asset recognised	152,505,000	73,623,000
Deferred financing cost
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(203,000)	(282,000)
Financing fees and other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	8,172,000	3,922,000
Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	5,486,000	6,059,000
Research and development expenditures carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	104,680,000	65,710,000
Canadian Federal investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	16,000,000	10,307,000
Québec investment and innovation tax credit
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	$ 437,000	$ 64,000